Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Preferred stock		Common stock		Additional paid-in capital		Retained earnings		Accumulated other comprehensive (loss), net of tax		Treasury stock		Non-redeemable noncontrolling interests of consolidated investment management funds		Redeemable non- controlling interests/ temporary equity
Beginning balance at Dec. 31, 2021	[2]	$ 43,126	[1]	$ 4,838		$ 14		$ 28,128		$ 36,563		$ (2,213)		$ (24,400)		$ 196		$ 161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests																		31
Redemption of subsidiary shares from noncontrolling interests																		(31)
Other net changes in noncontrolling interests		(132)						44								(176)		(37)
Net income		2,543	[3],[4]							2,556						(13)
Other comprehensive income (loss)		(3,753)										(3,753)
Other comprehensive income (loss)		(13)																(13)
Dividends:
Common stock	[5]	(1,165)								(1,165)
Preferred stock		(211)								(211)
Repurchase of common stock		(124)												(124)
Common stock issued under employee benefit plans		20						20
Stock-based compensation		316						316
Other																		(2)
Ending balance at Dec. 31, 2022		40,620	[6],[7]	4,838	[2]	14	[2]	28,508	[2]	37,743	[2]	(5,966)	[2]	(24,524)	[7]	7	[7]	109	[7]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests																		38
Redemption of subsidiary shares from noncontrolling interests																		(54)
Other net changes in noncontrolling interests		57						16								41		(12)
Net income	[7]	3,304	[4],[8]							3,302						2
Other comprehensive income (loss)		1,073										1,073
Other comprehensive income (loss)		0
Dividends:
Common stock	[9]	(1,262)								(1,262)
Preferred stock		(225)								(225)
Preferred stock		(235)
Repurchase of common stock		(2,604)												(2,604)
Common stock issued under employee benefit plans		20						20
Preferred stock redemption		(500)		(500)
Stock-based compensation		364						364
Amortization of preferred stock discount		0		5						(5)
Excise tax on share repurchases		(23)												(23)
Excise tax on preferred stock redemption		(5)								(5)
Other		1								1								4
Ending balance at Dec. 31, 2023	[7],[11]	40,820	[10]	4,343		14		28,908		39,549		(4,893)		(27,151)		50		85
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests																		42
Redemption of subsidiary shares from noncontrolling interests																		(48)
Other net changes in noncontrolling interests		287						(9)								296		10
Net income		4,543	[4],[8]							4,530						13
Other comprehensive income (loss)		237										237
Other comprehensive income (loss)		(2)																(2)
Dividends:
Common stock	[12]	(1,348)								(1,348)
Preferred stock		(194)								(194)
Repurchase of common stock		(3,064)												(3,064)
Common stock issued under employee benefit plans		22						22
Stock-based compensation		423						423
Excise tax on share repurchases		(26)												(26)
Other		(23)						(23)
Ending balance at Dec. 31, 2024		$ 41,677	[10]	$ 4,343		$ 14		$ 29,321		$ 42,537		$ (4,656)		$ (30,241)		$ 359		$ 87

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,092 million at Dec. 31, 2021 and $35,775 million at Dec. 31, 2022.
[2]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[5]	Includes dividend-equivalents on share-based awards.
[6]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,775 million at Dec. 31, 2022 and $36,427 million at Dec. 31, 2023.
[7]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[8]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[9]	Includes dividend-equivalents on share-based awards.
[10]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $36,427 million at Dec. 31, 2023 and $36,975 million at Dec. 31, 2024.
[11]	Retained earnings was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[12]	Includes dividend-equivalents on share-based awards